Accounts Receivable - Summary of Loss Allowances for Accounts Receivable (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Beginning Balance	¥ 20	¥ 14
Provision for loss allowance recognized in income statement	47	9
Receivables written off during the year as uncollectible	(6)	(3)
Ending Balance	¥ 61	¥ 20